COMMITMENTS AND CONTINGENCIES (Details)	Dec. 31, 2017 USD ($)
Commitments And Contingencies Details Abstract
Year ended December 31, 2018	$ 52,903
Year ended December 31, 2019	26,844
Year ended December 31, 2019	$ 779,747